BORROWINGS - Long term narrative and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS
Floating interest rate (as a percent)	3.46%	4.37%
Interest expense
Interest capitalized - project assets	$ 17,316	$ 10,197	$ 10,794
Interest capitalized - property, plant, and equipment		154	2,620
Interest expense	58,153	71,874	81,326
Total interest incurred	$ 75,469	$ 82,225	$ 94,740
Unsecured
BORROWINGS
Floating interest rate (as a percent)	3.03%	3.26%
Secured by project assets and solar power systems
BORROWINGS
Floating interest rate (as a percent)	3.04%	3.63%